Fair Value Measurements (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended										12 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended				12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012 Columbia Place [Member]	Dec. 31, 2010 Columbia Place [Member]	Dec. 31, 2012 Imperial Valley Commons, L.P. [Member]	Sep. 30, 2012 Imperial Valley Commons, L.P. [Member]	Dec. 31, 2012 Courtyard at Hickory Hollow [Member]	Dec. 31, 2011 Courtyard at Hickory Hollow [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member]	Sep. 30, 2011 Fair Value, Measurements, Nonrecurring [Member] Columbia Place [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member] Columbia Place [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Imperial Valley Commons, L.P. [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Courtyard at Hickory Hollow [Member]	Sep. 30, 2012 Fair Value, Measurements, Nonrecurring [Member] Courtyard at Hickory Hollow [Member]	Sep. 30, 2011 Fair Value, Measurements, Nonrecurring [Member] Outparcel Sale [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member] Outparcel Sale [Member]	Dec. 31, 2010 Fair Value, Measurements, Nonrecurring [Member] Outparcel Sale [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2011 Courtyard at Hickory Hollow [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assumed Capitalization Rate Range Used To Determine Fair Value																								.1
Real Estate, Capital Expenditures				$ 142								$ 644
Depreciation, Depletion and Amortization		265,192		270,828		279,936						(124)													(1,525)
Long-lived assets fair value disclosure								6,141	58,207	5,330	25,645	3,274	5,754	8,604	6,141
Impairment of Real Estate		24,379	[1]	51,304	[1]	1,156	[1]							23,315							(621)	(1,064)	1,156
Real Estate Investment Property, prior to impairment write-down																56,746
Real Estate Investment Property, net		6,328,982		6,005,670												6,063					2,098	2,250
Non cash loss on impairment of long lived asset															50,683	50,683	(50,683)	(20,315)	5,843	(3,000)
Proceeds from Divestiture of Businesses	$ 12,983																				$ 1,477	$ 1,186

[1]	The referenced amounts for the years ended December 31, 2011 and 2010 have been restated. See Note 2 for more information. Loss on impairment of real estate for the year ended December 31, 2012 consisted of $20,315 related to Malls, $3,000 related to Associated Centers and $1,064 related to All Other. Loss on impairment of real estate for the year ended December 31, 2011 consisted of $50,683 related to Malls and $621 related to All Other. Loss on impairment of real estate for the year ended December 31, 2010 consisted of $1,156 related to All Other.